TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.5%
	AEROSPACE & DEFENSE - 7.8%
17,101	Elbit Systems Ltd.	$9,879,419
97,000	Leonardo DRS, Inc.	3,306,730
		13,186,149
	APPAREL & TEXTILE PRODUCTS - 2.0%
23,816	Delta Galil Ltd.	1,299,897
23,000	Fox Wizel Ltd.	2,261,667
		3,561,564
	BANKING - 15.5%
478,000	Bank Leumi Le-Israel BM	10,531,873
45,300	First International Bank of Israel Ltd.	3,561,611
527,000	Israel Discount Bank Ltd., Class A	5,594,030
95,000	Mizrahi Tefahot Bank Ltd.	6,631,305
		26,318,819
	ELECTRIC UTILITIES - 1.3%
19,400	Ormat Technologies, Inc.	2,143,158

	ELECTRICAL EQUIPMENT - 2.0%
31,400	Camtek Ltd.(a)	3,339,233

	ENGINEERING & CONSTRUCTION - 0.6%
167,173	Shikun & Binui Ltd.(a)	965,438

	HEALTH CARE FACILITIES & SERVICES - 1.1%
12,769	Danel Adir Yeoshua Ltd.	1,891,644

	HOME CONSTRUCTION - 0.8%
200,000	Aura Investments Ltd.	1,278,052

	INSTITUTIONAL FINANCIAL SERVICES - 6.5%
365,194	Tel Aviv Stock Exchange Ltd.	10,877,534

	INSURANCE - 8.8%
80,000	Harel Insurance Investments & Financial Services Ltd.	3,121,057
693,628	Migdal Insurance & Financial Holdings Ltd.	3,365,710

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	INSURANCE - 8.8% (Continued)
199,400	Phoenix Holdings Ltd. (The)	$8,248,618
		14,735,385
	INTERNET MEDIA & SERVICES - 0.4%
30,000	Fiverr International Ltd.(a)	592,800

	LEISURE FACILITIES & SERVICES - 1.7%
13,735	Fattal Holdings 1998 Ltd.(a)	2,808,560

	MEDICAL EQUIPMENT & DEVICES - 0.9%
81,303	Brainsway Ltd. - ADR(a)	1,546,383

	OIL & GAS PRODUCERS - 6.8%
74,968	Energean plc	895,376
102,000	Energean plc	1,267,757
5,600	Israel Corp Ltd. (The)	1,617,024
1,100,000	Isramco Negev 2, L.P.	847,588
475,000	Newmed Energy, L.P.	2,688,004
8,000	Paz Oil Company Ltd.	1,795,298
1,600,000	Ratio Energies Finance, L.P.	2,397,414
		11,508,461
	REAL ESTATE INVESTMENT TRUSTS - 3.7%
12,000	Big Shopping Centers Ltd.	2,880,889
399,000	Reit 1 Ltd.	3,407,548
		6,288,437
	REAL ESTATE OWNERS & DEVELOPERS - 11.3%
312,000	Amot Investments Ltd.	2,448,134
44,000	Azrieli Group Ltd.	4,978,501
40,000	Elco Ltd.	2,302,501
117,674	G City Ltd.	295,468
160,000	Gav-Yam Lands Corp Ltd.	1,935,407
27,380	Melisron Ltd.	3,551,664
703,430	Mivne Real Estate KD Ltd.	3,441,974
14,226	Orion Retail Properties Ltd.(a)	12,395
		18,966,044

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	RENEWABLE ENERGY - 0.9%
296,360	Energix-Renewable Energies Ltd.	$1,495,705

	RETAIL - CONSUMER STAPLES - 2.7%
18,700	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,064,213
195,000	Shufersal Ltd.	2,433,446
		4,497,659
	SEMICONDUCTORS - 8.5%
21,900	Nova Ltd.(a)	7,191,740
60,323	Tower Semiconductor Ltd.(a)	7,083,127
		14,274,867
	SOFTWARE - 8.2%
13,400	CyberArk Software Ltd.(a)	5,977,204
29,935	Hilan Ltd.	2,479,472
51,000	Oddity Tech Ltd.(a)	2,049,180
41,000	One Software Technologies Ltd.	1,132,548
67,200	Varonis Systems, Inc.(a)	2,204,160
		13,842,564
	TECHNOLOGY HARDWARE - 2.4%
61,348	Next Vision Stabilized Systems Ltd.	4,041,601

	TECHNOLOGY SERVICES - 2.6%
72,783	Magic Software Enterprises Ltd.	1,874,162
56,210	Matrix IT Ltd.	2,462,860
		4,337,022

	TOTAL COMMON STOCKS (Cost $51,138,436)	162,497,079

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 3.5%
	MONEY MARKET FUND - 3.5%
5,907,258	Fidelity Investments Money Market Government Portfolio, Class I, 3.64%(b) (Cost $5,907,258)	$5,907,258

	TOTAL INVESTMENTS - 100.0% (Cost $57,045,694)	$168,404,337
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(c)	(81,723)
	NET ASSETS - 100.0%	$168,322,614

ADR	- American Depositary Receipt

L.P.	- Limited Partnership

Ltd.	- Limited Company

plc	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(c)	Percentage rounds to less than 0.1%.

SCHEDULE OF INVESTMENTS
TIMOTHY PLAN ISRAEL COMMON VALUES FUND (Unaudited) (Continued)
DECEMBER 31, 2025

Diversification of Assets
Country	% of Net Assets
Israel	90.7%
United States	4.5%
United Kingdom	1.3%
Total	96.5%
Money Market Fund	3.5%
Liabilities in Excess of Other Assets	0.0	% (c)
Grand Total	100.0%